Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
6. Leases
The Company’s principal executive offices were previously located at 480 Arsenal Way, Watertown, Massachusetts, and consisted of approximately 9,000 square feet of office space under a lease which expired in February 2024, although the Company extended the lease for one additional month in March 2024.
The Company also previously leased office space in Ness Ziona, Israel, under a lease which commenced in April 2022 and was scheduled to expire in March 2024, but the Company extended the lease until June 2024.
Quantitative information regarding the Company’s operating leases for the years en de
d December 31, 2025, 2024, and 2023 is as follows (operating lease costs in thousands):

	December 31,
	2025	2024	2023
Lease cost
Operating lease costs	$4	$190	$724
Other information:
Weighted-average remaining lease term (years)	—	—	0.23
Weighted-average discount rate	0.0%	5.3%	5.4%
Cash paid for amounts included in the measurement of lease liabilities, included in operating cash flows	$2	$193	$740

The weighted-average discount rate disclosed represents the average rate used to measure the Company’s lease liabilities as of the reporting dates, weighted based on the present value of the remaining lease payments associated with each lease.
The Company’s remaining operating lease, which was for a copier, was cancelled in November 2025.